                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7868

                 Van Kampen Advantage Municipal Income Trust II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/08

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)

  PAR
AMOUNT
 (000)        DESCRIPTION                               COUPON       MATURITY        VALUE
------        -----------                             -----------   ----------   ------------
              MUNICIPAL BONDS 202.8%
              ALABAMA 4.5%
   $  3,000   Birmingham Baptist Med Ctr AL
                 Spl Care Fac Fin Auth Rev
                 Baptist Hlth Sys Ser A ..........         5.000%    11/15/30   $   2,735,460
      2,000   Birmingham Baptist Med Ctr AL
                 Spl Care Fac Fin Auth Rev
                 Baptist Hlth Sys Ser A ..........         5.875     11/15/24       2,053,000
      1,900   Huntsville Redstone Vlg, AL Spl
                 Care Fac Fin Auth Redstone
                 Vlg Proj ........................         5.500     01/01/43       1,681,443
          4   Mobile, AL Indl Dev Brd Solid
                 Waste Disp Rev Mobile Energy
                 Svc Co Proj Rfdg ................         6.950     01/01/20             349
     19,600   University AL at Birmingham
                 Hosp Rev Ser A (MBIA Insd)
                 (a) .............................         5.000     09/01/41      19,714,758
      1,000   Valley, AL Spl Care Fac Fin
                 Auth Rev Lanier Mem Hosp
                 Ser A ...........................         5.600     11/01/16       1,014,450
                                                                                -------------
                                                                                   27,199,460
                                                                                -------------
              ALASKA 0.6%
      4,250   Northern Tob Sec Corp AK Tob
                 Settlement Ser A ................         5.000     06/01/46       3,578,925
                                                                                -------------
              ARIZONA 4.8%
      3,000   Arizona St Trans Brd Hwy Rev
                 Ser B ...........................         5.250     07/01/19       3,249,420
      5,000   Glendale, AZ Indl Dev Auth John
                 C Lincoln Hlth Rfdg Ser B .......         5.000     12/01/37       4,659,350
      4,500   Maricopa Cnty, AZ Hosp Rev Sun
                 Hlth Corp .......................         5.000     04/01/35       4,199,265
      1,555   Pima Cnty, AZ Indl Dev Auth
                 Indl Rev Lease Oblig
                 Irvington Proj Tucson Rfdg
                 Ser A (FSA Insd) ................         7.250     07/15/10       1,605,553

      2,500   Pima Cnty, AZ Indl Dev Auth Wtr
                 & Wastewtr Rev Global Wtr
                 Resh LLC Proj (AMT) .............         6.550     12/01/37       2,446,200
      1,000   Salt Verde Fin Corp Gas Rev AZ
                 Sr ..............................         5.250     12/01/20       1,041,410
      2,685   South Campus Group LLC AZ Std
                 Hsg Rev AZ St Univ South
                 Campus Proj (MBIA Insd) .........         5.625     09/01/35       2,898,511
      9,000   University Med Ctr Corp AZ Hosp
                 Rev .............................         5.000     07/01/35       8,617,860
                                                                                -------------
                                                                                   28,717,569
                                                                                -------------
              ARKANSAS 0.6%
      1,930   Arkansas St Cap Apprec College
                 Svg (b) .........................             *     06/01/16       1,439,008
      2,000   Arkansas St Dev Fin Auth Rev St
                 Agy Fac Donaghey Plaza Proj
                 (FSA Insd) ......................         5.000     06/01/34       2,063,920
                                                                                -------------
                                                                                    3,502,928
                                                                                -------------
              CALIFORNIA 33.4%
        725   Aliso Viejo, CA Cmnty Fac Dist
                 Spl Tax No 2005-01 Glenwood
                 at Aliso ........................         6.000     09/01/38         726,791
      6,000   Anaheim, CA Pub Fin Auth Lease
                 Rev Cap Apprec Sub Pub Impt
                 Proj Ser C (FSA Insd) ...........             *     09/01/19       3,749,580
      7,195   Anaheim, CA Pub Fin Auth Lease
                 Rev Cap Apprec Sub Pub Impt
                 Proj Ser C (FSA Insd) ...........             *     09/01/21       3,983,656
      1,300   Anaheim, CA Pub Fin Auth Lease
                 Rev Pub Impt Proj Ser C (FSA
                 Insd) ...........................         6.000     09/01/16       1,529,307
      2,095   Bay Area Govt Assn CA Rev Tax
                 Alloc CA Redev Pool Ser A
                 (XLCA Insd) .....................         5.250     09/01/35       2,126,907
      3,000   California Cnty, CA Tob Sec Agy
                 Tob LA Cnty Sec (c) .............   0.000/5.250     06/01/21       2,444,910
      2,050   California Cnty, CA Tob Sec Agy
                 Tob Merced Cnty Rfdg Ser A ......         5.125     06/01/38       1,804,492

      1,000   California Cnty, CA Tob Sec Agy
                 Tob Merced Cnty Rfdg Ser A ......         5.250     06/01/45         886,650
      1,600   California Hlth Fac Fin Auth Rev
                 Kaiser Permanente Ser A .........         5.000     04/01/37       1,578,128
      6,000   California Hsg Fin Agy Rev Home
                 Mtg Ser G (AMT) (a) .............         4.950     08/01/23       6,013,890
      4,000   California Hsg Fin Agy Rev Home
                 Mtg Ser G (AMT) (a) .............         5.050     02/01/29       4,009,260
      7,100   California Hsg Fin Agy Rev Home
                 Mtg Ser I (AMT) (a) .............         4.800     08/01/36       6,715,606
      1,490   California Hsg Fin Agy Rev Home
                 Mtg Ser M (AMT) (a) .............         4.700     08/01/36       1,377,130
      3,000   California Pollutn Ctl Fin Auth
                 Solid Waste Disp Rev Waste
                 Mgmt Inc Proj Ser C (AMT)(d) ....         5.125     11/01/23       2,945,730
      4,975   California St ......................         5.000     02/01/19       5,187,681
         95   California St (AMBAC Insd) .........         5.125     10/01/27          95,910
      2,000   California St Dept Wtr Res Pwr
                 Ser A (Prerefunded @
                 5/01/12) ........................         6.000     05/01/15       2,295,160
      3,000   California St Dept Wtr Res Pwr
                 Supply Rev Ser A (Prerefunded
                 @ 5/01/12) ......................         5.875     05/01/16       3,427,740
         25   California St (Prerefunded @
                 2/01/12) ........................         5.000     02/01/19          27,337
      5,000   California St Pub Wks Brd Dept
                 Gen Svc Cap East End Ser A
                 (AMBAC Insd) ....................         5.125     12/01/21       5,382,350
      4,000   California St Pub Wks Brd Lease
                 Rev Dept of Corrections St
                 Prisons Rfdg Ser A (AMBAC
                 Insd) ...........................         5.000     12/01/19       4,400,520
      6,000   California St Pub Wks Brd Lease
                 Rev Dept of Corrections St
                 Prisons Rfdg Ser A (AMBAC
                 Insd) ...........................         5.250     12/01/13       6,517,380
      5,000   California St Pub Wks Brd Lease
                 Rev Dept of Mental Hlth
                 Coalinga Ser A ..................         5.000     06/01/24       5,049,650

      4,600   California St Pub Wks Brd Lease
                 Rev Var Univ CA Proj Rfdg Ser
                 A ...............................         5.500     06/01/10       4,819,972
      5,905   California St Pub Wks Brd Lease
                 Rev Var Univ CA Proj Rfdg Ser
                 A ...............................         5.500     06/01/14       6,539,256
      8,920   California St Vet Ser CD (AMT)
                 (a) .............................         4.600     12/01/32       8,961,466
      6,500   California Statewide Cmnty Dev
                 Auth Rev Daughters of Charity
                 Hlth Ser A ......................         5.250     07/01/30       6,328,530
      1,000   California Statewide Cmnty Dev
                 Auth Rev Daughters of Charity
                 Hlth Ser A ......................         5.250     07/01/35         957,270
      1,000   California Statewide Cmnty Dev
                 Auth Rev Front Porch Cmnty &
                 Svc Ser A (e) ...................         5.125     04/01/37         935,440
      4,000   California Statewide Cmnty Dev
                 Auth Rev Hlth Fac Adventist
                 Hlth Ser A ......................         5.000     03/01/30       3,965,520
      3,400   California Statewide Cmnty Dev
                 Auth Rev Kaiser Permanente
                 Ser B ...........................         5.000     03/01/41       3,340,432
      4,000   California Statewide Cmnty Dev
                 Auth Rev Kaiser Permanente
                 Ser C ...........................         5.250     08/01/31       4,071,320
        450   Daly City, CA Hsg Dev Fin Agy
                 Mobile Home Pk Rev Rfdg Third
                 Tier Franciscan Ser C ...........         6.500     12/15/47         427,649
      2,000   Florin, CA Res Consv Dist Cap
                 Impt Elk Grove Wtr Svc Ser A
                 (MBIA Insd) .....................         5.000     09/01/33       2,001,680
     30,000   Foothill/Eastern Corridor Agy CA
                 Toll Rd Rev Cap Apprec Rfdg
                 Ser A ...........................            *      01/15/22      13,704,000
      5,000   Foothill/Eastern Tran Corridor Agy
                 CA Toll Rd Rev (MBIA Insd) ......            *      01/15/18       3,044,250
      3,850   Golden St Tob Sec Corp CA Tob
                 Settlement Rev Asset-Bkd Sr
                 Ser A1 (a) ......................         5.750     06/01/47       3,690,524

     10,000   Golden St Tob Sec Corp CA Tob
                 Settlement Rev Enhanced
                 Asset-Bkd Ser A (FGIC
                 Insd) (a) .......................         5.000     06/01/38       9,914,500
      1,000   Golden St Tob Sec Corp CA Tob
                 Settlement Rev Ser A ............         5.125     06/01/47         866,330
      1,000   Hesperia, CA Pub Fin Auth Rev
                 Redev & Hsg Proj Ser A (XLCA
                 Insd) ...........................         5.000     09/01/31         995,160
      3,350   Imperial Irr Dist CA Ctf Part Elec
                 Sys Proj (FSA Insd) (f) .........         5.250     11/01/19       3,619,608
      3,950   Los Angeles, CA Dept Wtr & Pwr
                 Ser A (FGIC Insd) ...............         5.125     07/01/40       4,020,823
      7,500   Los Angeles, CA Uni Sch Dist
                 Rfdg Ser A-1 (MBIA Insd) (a) ....         4.500     01/01/28       7,302,375
      5,500   Port Oakland, CA Ser L (FGIC
                 Insd) (AMT) .....................         5.000     11/01/32       5,511,110
      2,600   Quechan Indian Tribe Ft Yuma
                 Indian Reservation CA & Govt
                 Proj ............................         7.000     12/01/27       2,601,508
      9,000   Riverside Cnty, CA Asset Leasing
                 Corp Leasehold Rev Riverside
                 Cnty Hosp Proj (MBIA Insd) ......             *     06/01/21       4,907,880
     13,880   San Joaquin Hills, CA Trans
                 Corridor Agy Toll Rd Rev Cap
                 Apprec Rfdg Ser A (MBIA
                 Insd) ...........................             *     01/15/28       4,565,826
      4,200   Tobacco Sec Auth Northn CA Tob
                 Settlement Rev Ser A-1 ..........         5.375     06/01/38       3,837,666
      4,300   Tobacco Sec Auth Northn CA Tob
                 Settlement Rev Ser A-1 ..........         5.500     06/01/45       3,953,893
      1,000   Tobacco Sec Auth Southn CA
                 Tob Settlement Sr Ser A-1 .......         5.000     06/01/37         862,060
     14,000   Tobacco Sec Auth Southn CA
                 Tob Settlement Sr Ser A-1 .......         5.125     06/01/46      12,140,940
                                                                                -------------
                                                                                  200,162,753
                                                                                -------------

              COLORADO 3.7%
      1,945   Colorado Ed & Cultural Fac Auth
                 Rev Charter Sch Pinnacle Impt
                 & Rfdg (XLCA Insd) ..............         5.250     06/01/23       1,994,364
      1,200   Colorado Hlth Fac Auth Hlth &
                 Residential Care Fac Volunteers
                 of Amer Care Ser A ..............         5.300     07/01/37       1,050,996
      3,000   Colorado Hlth Fac Auth Rev
                 Catholic Hlth Initiatives Ser
                 A (b) ...........................         5.500     03/01/32       3,216,930
      4,250   Colorado Hlth Fac Auth Rev
                 Covenant Retirement Cmnty
                 Inc .............................         5.000     12/01/35       3,764,183
      2,700   Colorado Hlth Fac Auth Rev Hlth
                 Fac Evangelical Lutheran ........         5.000     06/01/35       2,581,686
      2,250   Colorado Hlth Fac Auth Rev Hosp
                 Portercare Adventist Hlth
                 (Prerefunded @ 11/15/11) ........         6.500     11/15/31       2,589,817
      1,500   Colorado Hlth Fac Auth Rev Hosp
                 Valley View Assn Proj ...........         5.125     05/15/37       1,388,760
         40   Colorado Hsg Fin Auth Single
                 Family Pgm Sr Ser A2 (AMT) ......         7.250     05/01/27          41,502
         14   Colorado Hsg Fin Auth Single
                 Family Pgm Sr Ser B1 (AMT) ......         7.650     11/01/26          14,275
      1,330   Denver, CO City & Cnty Arpt Rev
                 Ser D (AMT) .....................         7.750     11/15/13       1,502,182
      1,000   Park Creek Metro Dist CO Rev Sr
                 Ltd Tax Ppty Tax Rfdg ...........         5.500     12/01/30         983,950
      1,700   Salida, CO Hosp Dist Rev ...........         5.250     10/01/36       1,455,421
      1,500   University CO Hosp Auth Rev Ser
                 A ...............................         5.000     11/15/37       1,389,570
                                                                                -------------
                                                                                   21,973,636
                                                                                -------------
              CONNECTICUT 1.2%
        900   Connecticut St Dev Auth Solid
                 Waste Disp Fac Rev Pseg Pwr
                 LLC Proj Ser A (AMT) ............         5.750     11/01/37         909,396
      5,000   Connecticut St Ser C
                 (FGIC Insd) .....................         5.000     04/01/22       5,351,800

        675   Mashantucket Western Pequot
                 Tribe Conn 2006 Sub Spl Rev
                 Bd Ser A (e) ....................         5.500     09/01/36         633,028
                                                                                -------------
                                                                                    6,894,224
                                                                                -------------
              DISTRICT OF COLUMBIA 0.8%
      5,000   Metropolitan Washington DC Arpt
                 Auth Sys Ser A (FGIC Insd)
                 (AMT) ...........................         5.250     10/01/32       5,049,050
                                                                                -------------
              FLORIDA 8.3%
      1,000   Alachua Cnty, FL Indl Dev Rev
                 North FL Retirement Vlg .........         5.875     11/15/36         946,530
        700   Alachua Cnty, FL Indl Dev Rev
                 North FL Retirement Vlg .........         5.875     11/15/42         658,343
        375   Beacon Lakes, FL Cmnty Dev FL
                 Spl Assmt Ser A .................         6.000     05/01/38         331,249
        250   Beacon Lakes, FL Cmnty Dev FL
                 Spl Assmt Sub Ser B .............         6.200     05/01/38         221,975
      1,450   Brevard Cnty, FL Hlth Fac Auth
                 Residential Care Fac Rev Buena
                 Vida Estates Inc ................         6.750     01/01/37       1,463,398
        570   Escambia Cnty, FL Hlth Fac Auth
                 Rev (AMBAC Insd) ................         5.950     07/01/20         599,754
      1,800   Florida Hsg Fin Corp Rev Ser 6
                 (AMT) (a) .......................         4.550     07/01/26       1,690,104
      3,500   Florida Hsg Fin Corp Rev Ser 6
                 (AMT) (a) .......................         4.625     07/01/31       3,286,312
      2,500   Florida Hsg Fin Corp Rev Ser 6
                 (AMT) (a) .......................         4.700     07/01/37       2,347,366
      3,000   Halifax Hosp Med Ctr FL Hosp
                 Rev Impt Rfdg Ser A .............         5.250     06/01/26       3,006,810
        975   Highlands, FL Cmnty Dev Dist Spl
                 Assmt ...........................         5.550     05/01/36         796,224
      3,980   Jacksonville, FL Port Auth (MBIA
                 Insd) (AMT) .....................         5.700     11/01/30       4,127,698
      2,780   Jacksonville, FL Port Auth (MBIA
                 Insd) (Prerefunded @ 11/01/10)
                 (AMT) ...........................         5.700     11/01/30       3,008,099

     11,500   Miami-Dade Cnty, FL Aviation Rev
                 Miami Intl Arpt (FGIC Insd)
                 (AMT) ...........................         5.375     10/01/32      11,641,910
        700   Midtown Miami, FL Cmnty Dev FL
                 Spl Assmt Rev Ser A .............         6.000     05/01/24         668,829
      5,000   Ocoee, FL Wtr & Swr Sys Rev
                 Impt & Rfdg (AMBAC Insd) ........         5.125     10/01/33       5,118,050
        900   Orange Cnty, FL Hlth Fac Auth
                 Rev First Mtg Orlando Lutheran
                 Tower ...........................         5.500     07/01/32         811,827
      1,250   Palm Beach Cnty, FL Hlth Fac
                 Auth Rev Waterford Proj .........         5.875     11/15/37       1,238,587
      2,100   Port Saint Lucie, FL Spl Assmt
                 Rev Southwest Annexation Dist
                 Ser 1-B (MBIA Insd) .............         5.000     07/01/33       2,095,422
        500   Reunion East Cmnty Dev Dist FL
                 Spl Assmt .......................         5.800     05/01/36         430,035
        500   Seminole Tribe, FL Spl Oblig Rev
                 Ser A (e) .......................         5.250     10/01/27         475,540
      1,075   Seven Oaks, FL Cmnty Dev Dist II
                 Spl Assmt Rev Ser A .............         5.875     05/01/35         931,509
      1,000   Tolomato Cmnty Dev Dist FL Spl
                 Assmt ...........................         6.550     05/01/27         989,630
      1,550   Tolomato Cmnty Dev Dist FL Spl
                 Assmt ...........................         6.650     05/01/40       1,530,532
      1,180   Volusia Cnty, FL Ed Fac Auth Rev
                 Ed Fac Embry Riddle Aero Ser
                 A ...............................         5.750     10/15/29       1,192,083
                                                                                -------------
                                                                                   49,607,816
                                                                                -------------
              GEORGIA 3.1%
      5,000   Georgia Muni Elec Auth Pwr Rev
                 Ser B (FGIC Insd) (b) ...........         5.700     01/01/19       5,850,050
      1,000   Georgia St Hsg & Fin Auth Rev
                 Single Family Mtg Ser D2
                 (AMT) ...........................         5.250     12/01/37         999,180
      2,000   Georgia St Rd & Twy Auth Rev .......         5.000     10/01/19       2,169,480
      1,160   Marietta, GA Dev Auth Rev First
                 Mtg Life College Ser B (FSA
                 Insd) (f) .......................         5.375     09/01/09       1,162,668

      6,740   Municipal Elec Auth GA Comb
                 Turbine Proj Ser A
                 (MBIA Insd) .....................         5.250     11/01/20       7,274,617
      1,000   Richmond Cnty, GA Dev Auth
                 ASU Jaguar Student Hsg LLC
                 Ser A ...........................         5.250     02/01/35         995,710
                                                                                -------------
                                                                                   18,451,705
                                                                                -------------
              HAWAII 1.8%
     10,430   Hawaii St Dept Budget & Fin Spl
                 Purp Rev Hawaiian Elec Co Inc
                 Ser A (MBIA Insd) (AMT) .........         5.650     10/01/27      10,940,966
                                                                                -------------
              IDAHO 0.2%
        995   Idaho Hlth Fac Auth Rev Vly Vista
                 Care Corp Rfdg ..................         6.125     11/15/27         978,652
                                                                                -------------
              ILLINOIS 17.2%
      1,450   Bartlett, IL Tax Increment Rev
                 Rfdg Sr Lien Quarry Redev
                 Proj ............................         5.600     01/01/23       1,446,288
      1,710   Bolingbrook, IL Cap Apprec Rfdg
                 Ser C (MBIA Insd) (f) ...........             *     01/01/29         606,195
      3,750   Bolingbrook, IL Cap Apprec Ser B
                 (MBIA Insd) .....................             *     01/01/32       1,013,100
      6,000   Chicago, IL Lakefront Millenium
                 Pkg Fac (MBIA Insd)
                 (Prerefunded @ 1/01/12) .........         5.750     01/01/29       6,808,980
      3,000   Chicago, IL O'Hare Intl Arpt Rev
                 Gen Arpt Third Lien Ser A
                 (FGIC Insd) (a) .................         5.250     01/01/23       3,131,085
      7,200   Chicago, IL O'Hare Intl Arpt Rev
                 Gen Arpt Third Lien Ser A
                 (MBIA Insd) (a) .................         5.250     01/01/24       7,438,014
     17,000   Chicago, IL O'Hare Intl Arpt Rev
                 Gen Arpt Third Lien Ser A
                 (MBIA Insd) (a) .................         5.250     01/01/25      17,561,977
      2,000   Chicago, IL O'Hare Intl Arpt Rev
                 Gen Arpt Third Lien Ser A
                 (MBIA Insd) (a) .................         5.250     01/01/26       2,066,115

         30   Chicago, IL Single Family Mtg Rev
                 Ser A (GNMA Collateralized)
                 (AMT) ...........................         7.000     09/01/27          30,990
      3,345   Cook Cnty, IL Sch Dist No. 100
                 Berwyn South Ser D (FSA
                 Insd) ...........................         5.500     12/01/23       3,733,020
      4,500   Cook Cnty, IL Ser A (FGIC Insd)
                 (Prerefunded @ 5/15/11) .........         5.500     11/15/31       4,930,245
      1,000   Illinois Dev Fin Auth Rev Cmnty
                 Rehab Providers Fac Ser A .......         7.375     07/01/25       1,068,020
      1,200   Illinois Fin Auth Rev Christian
                 Homes Inc Rfdg Ser A ............         5.750     05/15/26       1,133,148
        250   Illinois Fin Auth Rev Christian
                 Homes Inc Rfdg Ser A ............         5.750     05/15/31         231,430
      1,000   Illinois Fin Auth Rev IL Fin Auth
                 Roosevelt Univ ..................         5.500     04/01/37         999,190
      1,500   Illinois Fin Auth Rev IL Inst of
                 Technology Ser A ................         5.000     04/01/31       1,438,320
      2,500   Illinois Fin Auth Rev Northwestern
                 Mem Hosp Ser A (Prerefunded
                 @ 08/15/14) .....................         5.500     08/15/43       2,882,675
      5,000   Illinois Fin Auth Rev Osf Hlthcare
                 Sys Ser A .......................         5.750     11/15/37       5,083,700
      1,000   Illinois Fin Auth Rev Sherman Hlth
                 Sys 2007 Ser A ..................         5.500     08/01/37         984,930
      1,335   Illinois Fin Auth Solid Waste Rev
                 Disp Waste Mgmt Inc Proj Ser
                 A (AMT) .........................         5.050     08/01/29       1,240,562
      3,180   Illinois Hlth Fac Auth Rev
                 Children's Mem Hosp (MBIA
                 Insd) ...........................         6.250     08/15/13       3,487,093
      1,485   Illinois Hlth Fac Auth Rev
                 Evangelical Hosp Rfdg Ser A
                 (FSA Insd) (b)(f) ...............         6.750     04/15/17       1,789,291
        825   Illinois Hlth Fac Auth Rev
                 Evangelical Hosp Ser C (FSA
                 Insd) ...........................         6.750     04/15/17         994,051
      8,000   Illinois St First Ser
                 (FSA Insd) ......................         5.250     12/01/19       8,723,040
      3,400   Illinois St First Ser
                 (FSA Insd) ......................         5.250     04/01/27       3,598,900

      2,070   Northern IL Univ Ctf Part Hoffman
                 Estates Ctr Proj (FSA Insd) .....         5.400     09/01/16       2,300,329
        140   Peoria, Moline & Freeport, IL Coll
                 Mtg Ser A (GNMA
                 Collateralized) (AMT) ...........         7.600     04/01/27         142,705
      5,000   Regional Trans Auth IL Ser A
                 (AMBAC Insd) ....................         8.000     06/01/17       6,647,950
     10,000   Will Cnty, IL Sch Dist No. 122
                 Rfdg Ser B (FGIC Insd) ..........         5.250     11/01/20      10,662,000
        575   Will Kankakee Regl Dev Auth IL
                 Multi-Family Hsg Rev Sr Estates
                 Supportive Living (AMT) .........         7.000     12/01/42         575,609
                                                                                -------------
                                                                                  102,748,952
                                                                                -------------
              INDIANA 4.5%
      1,070   East Chicago, IN Elementary Sch
                 Bldg Corp First Mtg Ser A .......         6.250     07/05/08       1,084,145
      1,660   Indiana Hlth & Ed Fac Fin Auth
                 Hosp Rev Clarian Hlth Oblig Ser
                 A ...............................         5.000     02/15/36       1,605,303
      4,600   Indiana Hlth & Ed Fac Fin Auth
                 Rev Ascension Hlth Sr Cr
                 B-6 (a) .........................         5.000     11/15/36       4,643,654
      3,000   Indiana Hlth Fac Fin Auth Hosp
                 Rev Columbus Regl Hosp Rfdg
                 (FSA Insd) ......................         7.000     08/15/15       3,492,660
      1,500   Indiana St Dev Fin Auth Rev
                 Exempt Fac Conv Rfdg (AMT) ......         5.950     08/01/30       1,517,850
     10,000   Indiana St Hsg & Cmnty Dev Auth
                 Single Family Mtg Rev Mtg Ser
                 D-1 (GNMA Collateralized)
                 (AMT) (a) .......................         4.625     07/01/38       8,974,969
      2,000   Petersburg, IN Pollutn Ctl Rev IN
                 Pwr & Lt (AMT) ..................         5.950     12/01/29       2,010,200
      2,850   Southwest Parke Cmnty Sch Bldg
                 First Mtg (FGIC Insd) (f) .......         5.250     07/15/21       3,058,421
        500   Vigo Cnty, IN Hosp Auth Rev
                 Union Hosp Inc (e) ..............         5.750     09/01/42         472,475
                                                                                -------------
                                                                                   26,859,677
                                                                                -------------

              IOWA 0.9%
      1,600   Pottawattamie Cnty, Iowa Rev
                 Christian Homes Inc Rfdg Ser
                 E ...............................         5.750     05/15/26       1,496,672
        375   Sibley, IA Hlthcare Fac Rev
                 Osceola Cmnty Hosp Proj .........         6.000     12/01/37         363,338
      1,500   Tobacco Settlement Auth IA Tob
                 Settlement Rev Asset-Bkd Ser
                 C ...............................         5.375     06/01/38       1,364,775
      2,500   Tobacco Settlement Auth IA Tob
                 Settlement Rev Ser C ............         5.500     06/01/42       2,303,550
                                                                                -------------
                                                                                    5,528,335
                                                                                -------------
              KANSAS 1.3%
      3,430   Kansas St Dev Fin Auth Rev KS
                 Proj Ser N (AMBAC Insd) (f) .....         5.250     10/01/20       3,697,677
      3,615   Kansas St Dev Fin Auth Rev KS
                 Proj Ser N (AMBAC Insd) (f) .....         5.250     10/01/21       3,837,034
                                                                                -------------
                                                                                    7,534,711
                                                                                -------------
              KENTUCKY 1.0%
      5,430   Louisville & Jefferson Cnty KY
                 Metro Govt Hlth Sys Rev Norton
                 Hlthcare Inc (a) ................         5.250     10/01/36       5,386,386
        500   Mount Sterling, KY Lease Rev KY
                 League Cities Fdg Ser B .........         6.100     03/01/18         596,585
                                                                                -------------
                                                                                    5,982,971
                                                                                -------------
              LOUISIANA 7.0%
      5,000   Lafayette, LA Util Rev
                 (MBIA Insd) .....................         5.250     11/01/21       5,355,200
      2,500   Louisiana Loc Govt Environment
                 Fac Pkg Fac Corp Garage Proj
                 Ser A (AMBAC Insd) ..............         5.375     10/01/31       2,625,575
      5,970   Louisiana Loc Govt Environment
                 Southeastn LA Student Hsg Ser
                 A (MBIA Insd) (f) ...............         5.250     08/01/24       6,353,035
      1,400   Louisiana Pub Fac Auth Rev Hlth
                 Fac Glen Retirement Ser A .......         6.700     12/01/25       1,401,596
      7,000   Louisiana St Gas & Fuels Tax Rev
                 Ser A (FGIC Insd) (a) ...........         5.000     05/01/41       7,039,410

      8,065   Louisiana St Office Fac Corp LA
                 St Cap Complex Pgm (MBIA
                 Insd) (f) .......................         5.000     11/01/20       8,465,427
      4,000   New Orleans, LA Rfdg (FGIC
                 Insd) ...........................         5.500     12/01/21       4,485,640
      6,000   New Orleans, LA Rfdg (MBIA
                 Insd) ...........................         5.125     09/01/21       6,290,160
                                                                                -------------
                                                                                   42,016,043
                                                                                -------------
              MARYLAND 5.5%
      3,000   Baltimore, MD Convention Ctr
                 Hotel Rev Sr Ser A (XLCA
                 Insd) ...........................         5.250     09/01/25       2,991,330
     11,610   Maryland St Cmnty Dev Admin
                 Dept Hsg & Cmnty Dev
                 Residential Ser A (AMT) (a) .....         4.700     09/01/37      10,814,119
      1,255   Maryland St Cmnty Dev Admin
                 Dept Hsg & Cmnty Dev Ser P
                 (AMT) (a) .......................         4.450     09/01/21       1,207,503
      1,000   Maryland St Cmnty Dev Admin
                 Dept Hsg & Cmnty Dev Ser P
                 (AMT) (a) .......................         4.550     09/01/26         962,154
      1,300   Maryland St Cmnty Dev Admin
                 Dept Hsg & Cmnty Dev Ser P
                 (AMT) (a) .......................         4.625     09/01/31       1,250,800
        700   Maryland St Cmnty Dev Admin
                 Dept Hsg & Cmnty Dev Ser P
                 (AMT) (a) .......................         4.700     03/01/37         673,508
      5,000   Maryland St Econ Dev Corp MD
                 Aviation Admin Fac (FSA Insd)
                 (AMT) ...........................         5.375     06/01/20       5,296,200
      1,000   Maryland St Econ Dev Corp
                 Student Hsg Rev Univ MD
                 College Pk Proj (Prerefunded @
                 06/01/13) .......................         5.625     06/01/35       1,144,340
      2,000   Maryland St Hlth & Higher Ed Fac
                 Auth Rev MD Inst College of
                 Art .............................         5.000     06/01/40       1,878,160
      2,350   Maryland St Hlth & Higher Ed Fac
                 Auth Rev Mercy Med Ctr Ser A ....         5.500     07/01/42       2,320,555

      4,000   Maryland St Trans Auth Arpt
                 Baltimore/WA Intl Arpt Ser B
                 (AMBAC Insd) (AMT) ..............         5.125     03/01/24       4,059,280
                                                                                -------------
                                                                                   32,597,949
                                                                                -------------
              MASSACHUSETTS 4.6%
      1,200   Massachusetts Bay Tran Auth MA
                 Gen Tran Sys Rfdg Ser A .........         6.250     03/01/12       1,363,032
      2,500   Massachusetts Bay Trans Auth
                 Ser A (Prerefunded @
                 7/01/12) ........................         5.000     07/01/32       2,744,950
      2,000   Massachusetts Muni Whsl Elec
                 Co Pwr Supply Sys Rev Proj
                 No. 6-A Ser A (MBIA Insd) .......         5.250     07/01/16       2,168,940
        450   Massachusetts St Dev Fin Agy
                 Linden Ponds Inc Fac Ser A ......         5.750     11/15/35         416,290
      1,750   Massachusetts St Hlth & Ed Fac
                 Auth Rev Hlthcare Sys
                 Covenant (Prerefunded @
                 1/01/12) ........................         6.000     07/01/31       1,860,274
      1,930   Massachusetts St Hlth & Ed Fac
                 Auth Rev Saint Mem Med Ctr
                 Ser A ...........................         6.000     10/01/23       1,930,753
      5,450   Massachusetts St Hlth & Ed Fac
                 Auth Rev Univ MA Mem Issue
                 Ser D ...........................         5.000     07/01/33       4,985,169
      2,500   Massachusetts St Hsg Fin Agy
                 Hsg Rev Single Family Ser 130
                 (AMT) ...........................         5.000     12/01/37       2,433,700
        925   Massachusetts St Indl Fin Agy
                 Wtr Treatment Amern Hingham
                 (AMT) ...........................         6.900     12/01/29         927,257
        925   Massachusetts St Indl Fin Agy
                 Wtr Treatment Amern Hingham
                 (AMT) ...........................         6.950     12/01/35         927,294

      7,750   Massachusetts St Sch Bldg Auth
                 Dedicated Sales Tax Rev Ser A
                 (AMBAC Insd) (a) ................         4.500     08/15/35       8,021,744
                                                                                -------------
                                                                                   27,779,403
                                                                                -------------
              MICHIGAN 3.6%
      3,000   Detroit, MI City Sch Dist Sch Bldg
                 & Site Impt Ser A (FGIC Insd)
                 (Prerefunded @ 5/01/13) .........         5.375     05/01/24       3,387,870
      2,790   Detroit, MI Wtr Supply Sys Rev Sr
                 Lien Rfdg Ser C (MBIA Insd)
                 (f) .............................         5.250     07/01/19       3,031,084
      2,000   Grand Rapids, MI Wtr Supply
                 (FGIC Insd) .....................         5.750     01/01/15       2,164,080
      4,000   Kent Hosp Fin Auth MI Rev Metro
                 Hosp Proj Ser A .................         6.000     07/01/35       4,128,840
      3,000   Michigan Tob Settlement Fin Auth
                 Tob Settlement Asset Sr
                 Ser A ...........................         6.000     06/01/48       2,952,660
      2,285   Taylor, MI Bldg Auth (AMBAC
                 Insd) (f) .......................         6.000     03/01/13       2,564,890
      3,090   Troy, MI Downtown Dev Auth Dev
                 Rfdg (MBIA Insd) ................         5.500     11/01/15       3,375,330
                                                                                -------------
                                                                                   21,604,754
                                                                                -------------
              MINNESOTA 1.5%
        475   Chisago, MN Hlthcare Fac Rev
                 Cdl Homes LLC Proj ..............         6.000     08/01/42         470,217
      1,065   Duluth, MN Econ Dev Auth
                 Hlthcare Fac Rev Benedictine
                 Hlth Sys Saint Marys ............         5.250     02/15/33       1,070,165
      1,000   Meeker Cnty MN Gross Rev Hosp
                 Fac Mem Hosp Proj ...............         5.625     11/01/22         990,030
        225   North Oaks, MN Sr Hsg Rev
                 Presbyterian Homes North
                 Oaks ............................         6.000     10/01/27         225,304
        650   North Oaks, MN Sr Hsg Rev
                 Presbyterian Homes North
                 Oaks ............................         6.000     10/01/33         640,731
        210   North Oaks, MN Sr Hsg Rev
                 Presbyterian Homes North
                 Oaks ............................         6.125     10/01/39         208,961

        900   Saint Paul, MN Hsg & Redev Auth
                 Hlthcare Fac Rev Hlth Partners
                 Oblig Grp Proj ..................         5.250     05/15/36         864,711
      2,200   Saint Paul, MN Hsg & Redev Auth
                 Hosp Rev Hlth East Proj .........         6.000     11/15/30       2,217,446
      2,075   Saint Paul, MN Hsg & Redev Auth
                 Hosp Rev Hlth East Proj .........         6.000     11/15/35       2,085,665
                                                                                -------------
                                                                                    8,773,230
                                                                                -------------
              MISSISSIPPI 1.0%
      1,405   Mississippi Dev Bk Spl Oblig Cap
                 Proj & Equip Acquisition Ser A2
                 (AMBAC Insd) ....................         5.000     07/01/24       1,405,717
      1,550   Mississippi Dev Bk Spl Oblig
                 Madison Cnty Hosp Proj
                 (Prerefunded @ 7/01/09) .........         6.400     07/01/29       1,671,582
      2,595   Mississippi Dev Bk Spl Oblig MS
                 Ltd Oblig Hosp Impt (MBIA
                 Insd) (f) .......................         5.250     07/01/32       2,641,969
                                                                                -------------
                                                                                    5,719,268
                                                                                -------------
              MISSOURI 7.1%
        325   Cape Girardeau Cnty, MO Indl
                 Dev Auth Hlthcare Fac Rev
                 Southeast MO Hosp Assoc .........         5.625     06/01/27         326,459
      1,675   Cape Girardeau Cnty, MO Indl
                 Dev Auth Hlthcare Fac Rev
                 Southeast MO Hosp Assoc
                 (Prerefunded @ 06/01/12) ........         5.625     06/01/27       1,873,153
      1,500   Cass Cnty, MO Hosp Rev .............         5.625     05/01/38       1,465,755
      1,250   Cole Cnty, MO Indl Dev Auth Sr
                 Living Fac Rev Lutheran Sr Svc
                 Heisinger Proj ..................         5.500     02/01/35       1,262,387
      2,000   Curators Univ MO Sys Fac Rev
                 Rfdg Ser B (f) ..................         5.000     11/01/20       2,166,300
        975   Maryland Heights, MO Tax
                 Increment Rev South Heights
                 Redev Proj Rfdg Ser A ...........         5.500     09/01/18         978,442
      4,625   Missouri Jt Mun Elec Util Comnty
                 Pwr Proj Rev Plum Point Proj
                 (MBIA Insd) .....................         5.000     01/01/27       4,671,481

      1,000   Missouri Jt Muni Elec Util Comnty
                 Pwr Proj Rev Plum Point Proj
                 (MBIA Insd) .....................         5.000     01/01/26       1,013,330
      2,500   Missouri St Dev Fin Brd
                 Infrastructure Fac Rev
                 Crackerneck Creek Proj Ser C ....         5.000     03/01/26       2,533,900
      2,195   Missouri St Hlth & Ed Fac Rev
                 Univ MO Columbia Arena
                 Proj (f) ........................         5.000     11/01/16       2,369,503
      2,500   Platte Cnty, MO Neighborhood
                 Impt Parkville Ser B (MBIA
                 Insd) ...........................         5.000     02/01/25       2,616,350
      1,500   Saint Louis Cnty, MO Mtg Rev Ctf
                 Rcpt Ser H (AMT) (b) ............         5.400     07/01/18       1,676,745
      9,855   Saint Louis, MO Arpt Rev Arpt
                 Dev Pgm Ser A (MBIA Insd)
                 (Prerefunded @ 7/01/11) .........         5.250     07/01/31      10,718,495
      2,380   Saint Louis, MO Arpt Rev Cap
                 Impt Pgm Ser A (MBIA Insd)
                 (Prerefunded @ 7/01/12) (f) .....         5.375     07/01/19       2,641,776
        700   Saint Louis, MO Indl Dev Auth
                 Tax Increment & Cmnty Impt
                 Dist Rfdg Loughborough Com
                 Redev ...........................         5.750     11/01/27         694,624
      2,745   Springfield, MO Pub Bldg Corp
                 Leasehold Rev Springfield
                 Branson Arpt Ser B (AMBAC
                 Insd) (AMT) (a) .................         4.550     07/01/29       2,487,339
      3,360   Springfield, MO Pub Bldg Corp
                 Leasehold Rev Springfield
                 Branson Arpt Ser B (AMBAC
                 Insd) (AMT) (a) .................         4.600     07/01/36       3,044,612
                                                                                -------------
                                                                                   42,540,651
                                                                                -------------
              MONTANA 0.4%
      2,300   Forsyth, MT Pollutn Ctl Rev
                 Northwestn Corp Colstrip Rfdg
                 (AMBAC Insd) ....................         4.650     08/01/23       2,247,583
                                                                                -------------

              NEBRASKA 3.2%
      9,175   Omaha Pub Dist NE Elec Rev
                 Sub Sys Ser AA (FGIC
                 Insd) (a) .......................         4.500     02/01/34       9,281,055
      5,235   Omaha Pub Pwr Dist NE Elec
                 Rev Sys Ser A ...................         5.000     02/01/34       5,358,860
      4,260   University NE Univ Rev Lincoln
                 Student Fees & Fac Ser B ........         5.000     07/01/23       4,462,009
                                                                                -------------
                                                                                   19,101,924
                                                                                -------------
              NEVADA 3.5%
      2,000   Clark Cnty, NV Econ Dev Rev
                 Alexander Dawson Sch Proj .......         5.375     05/15/33       2,033,380
      7,000   Clark Cnty, NV Indl Dev Rev
                 Southwest Gas Corp Proj Ser A
                 (AMBAC Insd) (AMT) ..............         5.250     07/01/34       7,033,740
      4,375   Las Vegas Vly, NV Wtr Dist Rfdg
                 Ser B (MBIA Insd) ...............         5.000     06/01/27       4,484,069
      1,750   Reno, NV Hosp Rev Renown Regl
                 Med Ctr Proj Ser A (a) ..........         5.250     06/01/37       1,715,046
      5,000   Reno, NV Lien Trans Proj
                 (AMBAC Insd) (Prerefunded @
                 6/01/12) ........................         5.250     06/01/41       5,528,250
                                                                                -------------
                                                                                   20,794,485
                                                                                -------------
              NEW HAMPSHIRE 0.6%
      1,000   New Hampshire Hlth & Ed Fac
                 Auth Rev Derryfield Sch .........         7.000     07/01/30       1,046,940
      1,400   New Hampshire Hlth & Ed Fac
                 Hlthcare Sys Covenant Hlth ......         5.500     07/01/34       1,426,796
      1,000   New Hampshire St Bus Fin Auth
                 Wtr Fac Rev Pennichuck
                 Wtrwks Inc (AMBAC Insd)
                 (AMT) ...........................         6.300     05/01/22       1,021,650
                                                                                -------------
                                                                                    3,495,386
                                                                                -------------
              NEW JERSEY 9.4%
      1,000   New Jersey Econ Dev Auth Rev
                 Cig Tax .........................         5.500     06/15/31         970,630
      1,900   New Jersey Econ Dev Auth Rev
                 Cig Tax .........................         5.750     06/15/29       1,893,597

      1,225   New Jersey Econ Dev Auth Rev
                 Cig Tax .........................         5.750     06/15/34       1,220,945
      2,210   New Jersey Econ Dev Auth Wtr
                 Fac Rev NJ Amern Wtr Co Inc
                 Ser B (FGIC Insd) (AMT) .........         5.375     05/01/32       2,244,675
      4,350   New Jersey Econ Dev Wtr NJ
                 Amern Wtr Co Inc Ser A (FGIC
                 Insd) (AMT) .....................         5.250     07/01/38       4,385,583
      2,500   New Jersey Hlthcare Fac Fin Auth
                 Rev Gen Hosp Ctr at Passaic
                 (FSA Insd) (b) ..................         6.750     07/01/19       3,117,250
      1,650   New Jersey Hlthcare Fac Fin Auth
                 Rev Saint Peters Univ Hosp
                 Oblig ...........................         5.750     07/01/37       1,664,702
     10,750   Salem Cnty, NJ Indl Pollutn Ctl
                 Fin Auth Rev Pollutn Ctl Pub
                 Svc Elec & Gas Ser A (MBIA
                 Insd) (AMT) .....................         5.450     02/01/32      10,859,542
      5,000   Tobacco Settlement Fin Corp NJ
                 Ser 1A ..........................         5.000     06/01/29       4,427,050
     30,000   Tobacco Settlement Fin Corp NJ
                 Ser 1A (a) ......................         5.000     06/01/41      25,559,481
                                                                                  -----------
                                                                                   56,343,455
                                                                                -------------
              NEW MEXICO 0.3%
      1,500   Jicarilla, NM Apache Nation Rev
                 Adj Ser A (Acquired 10/23/03,
                 Cost $1,514,910) (g) ............         5.000     09/01/18       1,585,575
                                                                                -------------
              NEW YORK 10.4%
      7,000   Metropolitan Trans Auth NY Rev
                 Rfdg Ser A (FGIC Insd) ..........         5.250     11/15/31       7,247,520
      2,775   New York City Indl Dev Agy Rev
                 Liberty 7 World Trade Ctr Proj
                 Ser B ...........................         6.750     03/01/15       2,896,073
      5,000   New York City Muni Wtr Fin Auth
                 Wtr & Swr Sys Rev Ser D .........         5.000     06/15/38       5,159,850
      7,575   New York St Dorm Auth Rev City
                 Univ Sys Cons Ser A .............         5.625     07/01/16       8,607,018

      1,520   New York St Dorm Auth Rev Insd
                 John T Mather Mem Hosp
                 (Connie Lee Insd) (f) ...........         6.500     07/01/09       1,610,744
      3,845   New York St Dorm Auth Rev Secd
                 Hosp Gen Hosp Rfdg ..............         5.750     02/15/20       4,216,119
      2,310   New York St Med Care Fac Fin
                 Agy Rev Saint Peter's Hosp Proj
                 Ser A (AMBAC Insd) ..............         5.375     11/01/13       2,317,438
      1,000   New York St Mtg Agy Homeowner
                 Amt 145 (AMT) ...................         5.125     10/01/37         987,160
      5,000   New York St Urban Dev Corp Rev
                 St Fac Rfdg .....................         5.700     04/01/20       5,889,450
     21,900   Port Auth NY & NJ Cons 144th
                 Ser (a) .........................         5.000     10/01/35      22,622,374
        675   Seneca Nation Indians Cap Impt
                 Auth NY Spl Oblig Ser A (e) .....         5.000     12/01/23         621,797
                                                                                -------------
                                                                                   62,175,543
                                                                                -------------
              NORTH CAROLINA 0.7%
      1,500   North Carolina Eastn Muni Pwr
                 Agy Pwr Sys Rev Ser D ...........         6.700     01/01/19       1,582,290
      1,700   North Carolina Hsg Fin Agy
                 Homeownership Rev Ser 30-A
                 (AMT) ...........................         5.250     07/01/39       1,693,438
      1,000   North Carolina Med Care Commn
                 Retirement Fac Rev First Mtg
                 Southminster Proj Ser A .........         5.750     10/01/37         979,700
                                                                                -------------
                                                                                    4,255,428
                                                                                -------------
              OHIO 4.8%
      6,000   Buckeye, OH Tob Settlement Fin
                 Auth Asset Bkd Sr Turbo Ser
                 A-2 .............................         5.750     06/01/34       5,782,920
      3,000   Cincinnati, OH City Sch Dist Sch
                 Impt (FSA Insd) .................         5.250     06/01/18       3,271,140
      3,150   Cuyahoga Cnty, OH Hosp Fac
                 Rev Canton Inc Proj .............         7.500     01/01/30       3,406,914
      1,000   Dayton, OH Arpt Rev James M
                 Cox Dayton Rfdg Ser C (Radian
                 Insd) (AMT) .....................         5.250     12/01/27       1,010,930

      3,540   Franklin Cnty, OH Hosp Rev
                 Doctor's Hosp Proj Impt &
                 Rfdg (b) ........................         5.875     12/01/23       3,876,441
      5,130   Muskingum Cnty, OH Hosp Fac
                 Rev Bethesda Care Sys Impt &
                 Rfdg (Connie Lee Insd) (f) ......         6.250     12/01/10       5,196,639
      5,000   Ohio St Air Quality Dev Auth Rev
                 Coll Dayton Pwr & Lt Co Proj
                 (FGIC Insd) (AMT) (a) ...........         4.800     09/01/36       4,823,987
        965   Toledo Lucas Cnty, OH Port Auth
                 Dev Rev Northwest OH Bd Fd
                 Ser C (AMT) (f) .................         6.600     11/15/15       1,011,783
        505   Toledo Lucas Cnty, OH Port Auth
                 Northwest Bd Fd Ser A
                 (AMT) (b) .......................         6.000     05/15/11         529,215
                                                                                -------------
                                                                                   28,909,969
                                                                                -------------
              OKLAHOMA 1.1%
      1,650   Chickasaw Nation, OK Hlth
                 Sys (e) .........................         6.250     12/01/32       1,700,902
      1,500   Jenks, OK Aquarium Auth Rev
                 First Mtg (MBIA Insd)
                 (Prerefunded @ 7/01/10) .........         6.100     07/01/30       1,646,850
      2,755   Tulsa Cnty, OK Pub Fac Auth
                 Cap Impt Rev (AMBAC Insd)
                 (Prerefunded @ 11/01/09) ........         6.250     11/01/22       3,003,198
                                                                                -------------
                                                                                    6,350,950
                                                                                -------------
              OREGON 3.5%
      2,010   Emerald Peoples Util Dist OR
                 Rfdg (FGIC Insd) (f) ............         7.350     11/01/09       2,180,890
      5,000   Oregon Hlth Sciences Univ Insd
                 Ser A (MBIA Insd) ...............         5.250     07/01/22       5,290,000
      5,000   Oregon St Dept Admin Rfdg Ser
                 C (MBIA Insd) ...................         5.250     11/01/18       5,357,800
      2,000   Oregon St Hsg & Cmnty Svc Dept
                 Mtg Rev Ser B (AMT) (a) .........         4.750     07/01/27       1,908,145
      1,000   Oregon St Hsg & Cmnty Svc Dept
                 Mtg Rev Ser B (AMT) (a) .........         4.800     07/01/32         954,072
      1,100   Oregon St Hsg & Cmnty Svc Dept
                 Mtg Rev Ser B (AMT) (a) .........         4.850     07/01/37       1,049,480

      3,580   Yamhill Cnty, OR Sch Dist No.
                 029J Newburg (MBIA Insd)
                 (Prerefunded @ 6/15/12) .........         5.250     06/15/21       3,965,996
                                                                                -------------
                                                                                   20,706,383
                                                                                -------------
              PENNSYLVANIA 3.7%
      3,000   Allegheny Cnty, PA Hosp Dev
                 Auth Rev Hlth Sys West PA Ser
                 A ...............................         5.000     11/15/28       2,605,920
      1,125   Pennsylvania Econ Dev Fin Auth
                 Exempt Fac Rev Reliant Energy
                 Ser B (AMT) (d) .................         6.750     12/01/36       1,153,035
     16,755   Pennsylvania St Pub Sch Bldg
                 Auth Lease Rev Sch Dist
                 Philadelphia Proj Ser B (FSA
                 Insd) (a) .......................         4.500     06/01/32      16,717,793
      1,370   Philadelphia, PA Hosp & Higher
                 Ed Fac Auth Rev Cmnty College
                 Rfdg Ser B (MBIA Insd) (f) ......         6.500     05/01/08       1,383,604
                                                                                -------------
                                                                                   21,860,352
                                                                                -------------
              SOUTH CAROLINA 5.2%
      3,125   Charleston Ed Excellence Fin
                 Corp SC Rev Charleston Cnty
                 Sch Dist (a) ....................         5.250     12/01/25       3,245,172
      9,375   Charleston Ed Excellence Fin
                 Corp SC Rev Charleston Cnty
                 Sch Dist (a) ....................         5.250     12/01/26       9,735,515
      3,115   Greenville, SC Impt & Rfdg (MBIA
                 Insd) (f) .......................         5.250     04/01/21       3,309,407
      1,015   Rock Hill, SC Util Sys Rev Comb
                 Rfdg Ser C (FSA Insd) (f) .......         5.000     01/01/11       1,073,921
      1,100   South Carolina Jobs Econ Dev
                 Auth Hlth Fac Rev First Mtg
                 Wesley Com Rfdg .................         5.300     10/01/36         955,449
      2,200   South Carolina Jobs Econ Dev
                 Auth Hosp Fac Rev Palmetto
                 Hlth Alliance Rfdg Ser A ........         6.250     08/01/31       2,276,868
      6,500   South Carolina Jobs Econ Dev
                 Auth Indl Rev Elec & Gas Co
                 Proj Ser A (AMBAC Insd) .........         5.200     11/01/27       6,792,240

      3,750   South Carolina Jobs Econ Dev
                 Auth Indl Rev Elec & Gas Co
                 Proj Ser B (AMBAC Insd)
                 (AMT) ...........................         5.450     11/01/32       3,843,675
                                                                                -------------
                                                                                   31,232,247
                                                                                -------------
              SOUTH DAKOTA 0.4%
      1,375   Deadwood, SD Ctf Partn (ACA
                 Insd) ...........................         6.375     11/01/20       1,454,241
      1,000   South Dakota St Hlth & Ed Fac
                 Auth Rev Children's Care Hosp
                 Rfdg (Prerefunded @
                 11/01/09) .......................         6.125     11/01/29       1,077,050
                                                                                -------------
                                                                                    2,531,291
                                                                                -------------
              TENNESSEE 5.2%
      2,130   Chattanooga, TN Hlth Ed & Hsg
                 Fac Brd Rev CDFI Phase I LLC
                 Proj Rfdg Ser A .................         5.000     10/01/25       2,000,134
      2,595   Chattanooga, TN Hlth Ed & Hsg
                 Fac Brd Rev CDFI Phase I LLC
                 Proj Rfdg Ser A .................         5.125     10/01/35       2,346,633
      1,270   Elizabethton, TN Hlth & Ed Fac
                 Brd Rev Hosp First Mtg Impt &
                 Rfdg Ser B (Prerefunded @
                 07/01/12) .......................         8.000     07/01/33       1,573,505
      7,050   Hallsdale Powell Util Dist Knox
                 Cnty TN Wtr & Swr Rev Impt
                 Ser B (FGIC Insd) ...............         5.000     04/01/34       7,171,471
     12,525   Johnson City, TN Hlth & Ed Fac
                 Brd Hosp Rev Cap Apprec First
                 Mtg Rfdg Ser A (MBIA Insd) ......             *     07/01/26       5,135,500
      4,800   Johnson City, TN Hlth & Ed Fac
                 Brd Hosp Rev First Mtg Mtn St
                 Hlth Rfdg Ser A (MBIA-IBC
                 Insd) (Prerefunded @
                 07/01/12) .......................         7.500     07/01/25       5,659,200
      7,500   Johnson City, TN Hlth & Ed Fac
                 Brd Hosp Rev First Mtg MTN St
                 Hlth Ser A ......................         5.500     07/01/36       7,346,550
                                                                                -------------
                                                                                   31,232,993
                                                                                -------------

              TEXAS 14.4%
      2,335   Beaumont, TX Wtrwks & Swr Sys
                 (FGIC Insd) (Prerefunded @
                 9/01/10) ........................         6.250     09/01/14       2,563,270
      2,000   Brazos Cnty, TX Hlth Fac Dev
                 Oblig Grp .......................         5.375     01/01/32       2,016,020
        495   Brownsville, TX Util Sys
                 Rev (b) .........................         7.375     01/01/10         528,130
        925   Dallas Cnty, TX Flood Ctl Dist
                 Rfdg ............................         6.750     04/01/16         961,565
      8,000   Dallas-Fort Worth, TX Intl Arpt
                 Rev Jt Impt & Rfdg Ser A (FGIC
                 Insd) (AMT) .....................         5.500     11/01/31       8,128,320
      2,345   Denton Cnty, TX Perm Impt
                 (Prerefunded @ 7/15/10) (f) .....         5.500     07/15/19       2,522,094
      1,000   Harris Cnty, TX Hlth Fac Dev
                 Corp Hosp Rev Mem Hermann
                 Hlthcare Ser A (Prerefunded @
                 6/01/11) ........................         6.375     06/01/29       1,128,300
      5,000   Harris Cnty, TX Sr Lien Toll Rd
                 Rfdg (FSA Insd) (Prerefunded
                 @ 8/15/12) ......................         5.125     08/15/32       5,528,800
      3,000   Houston, TX Arpt Sys Rev Sub
                 Lien Ser A (FSA Insd) (AMT) .....         5.625     07/01/30       3,086,370
      5,000   Houston, TX Util Sys Rev Comb
                 First Lien Ser A (FSA Insd) .....         5.250     05/15/20       5,498,700
      3,920   Lower CO Riv Auth TX
                 Transmission Proj Corp (FGIC
                 Insd) ...........................         5.000     05/15/33       3,954,574
      5,000   Matagorda Cnty, TX Navig Dist
                 No. 1 Rev Houston Lt Rfdg
                 (AMBAC Insd) (AMT) ..............         5.125     11/01/28       4,784,150
      2,000   Mesquite, TX Hlth Fac Dev Corp
                 Retirement Fac Christian Care
                 Ctr Ser A (Prerefunded @
                 02/15/10) .......................         7.625     02/15/28       2,221,280
      1,500   Mesquite, TX Hlth Fac Dev
                 Retirement Fac Christian Care
                 Ctr .............................         5.625     02/15/35       1,424,205

      3,500   Metropolitan Hlth Fac Dev Corp
                 TX Wilson N Jones Mem Hosp
                 Proj ............................         7.250     01/01/31       3,547,460
      3,325   North Central, TX Hlth Fac Dev
                 Corp Rev Hosp Baylor Hlthcare
                 Sys Proj Ser A ..................         5.125     05/15/29       3,339,697
      3,000   Prosper, TX Indpt Sch Dist (PSF
                 Gtd) ............................         5.500     08/15/33       3,213,330
      3,960   Stafford, TX Econ Dev Corp
                 (FGIC Insd) .....................         5.500     09/01/30       4,105,015
      1,990   Stafford, TX Econ Dev Corp
                 (FGIC Insd) (f) .................         6.000     09/01/19       2,297,714
      1,000   Tarrant Cnty, TX Cultural Ed Fac
                 Fin Corp Retirement Fac
                 Buckingham Sr Living Cmnty
                 Inc .............................         5.625     11/15/27         920,440
      2,800   Tarrant Cnty, TX Cultural Ed Fac
                 Fin Corp Retirement Fac
                 Buckingham Sr Living Cmnty
                 Inc .............................         5.750     11/15/37       2,536,548
      8,500   Tarrant Cnty, TX Cultural Ed Fac
                 Fin Corp Retirement Fac
                 Buckner Retirement Svcs Inc
                 Proj ............................         5.250     11/15/37       8,183,630
        500   Tarrant Cnty, TX Cultural Ed Fac
                 Fin Corp Retirement Fac CC
                 Young Mem Hom Proj ..............         5.750     02/15/25         474,755
      1,000   Texas St Dept Hsg & Cmnty
                 Affairs Single Family Rev Mtg
                 Ser B (GNMA Collateralized)
                 (AMT) ...........................         5.250     09/01/32       1,003,180
      1,000   Texas St Dept Hsg & Cmnty
                 Affairs Single Family Rev Mtg
                 Ser B (GNMA Collateralized)
                 (AMT) ...........................         5.300     09/01/39       1,000,310
      6,450   Texas St Trans Commn Mobility
                 Fd (h) ..........................         5.000     04/01/28       6,788,432
      3,510   Texas St Wtr Fin Assistance ........         5.500     08/01/35       3,610,175

      1,100   Tyler, TX Hlth Fac Dev Corp Hosp
                 Rev Rfdg & Impt East TX Med
                 Ctr Ser A .......................         5.375     11/01/37       1,048,201
                                                                                -------------
                                                                                   86,414,665
                                                                                -------------
              UTAH 0.7%
      4,950   Intermountain Pwr Agy UT Pwr
                 Supply Rev Rfdg Ser A (FGIC
                 Insd) (b) .......................             *     07/01/17       3,429,261
        875   Utah St Charter Sch Fin Auth
                 Charter Sch Rev Summit
                 Academy Ser A ...................         5.800     06/15/38         852,635
                                                                                -------------
                                                                                    4,281,896
                                                                                -------------
              VERMONT 0.8%
      4,895   Vermont Hsg Fin Agy Multipurp
                 Ser A (FSA Insd) (AMT)
                 (a)(d) ..........................         5.150     05/01/38       4,839,091
                                                                                -------------
              VIRGINIA 3.6%
      2,000   Fairfax Cnty, VA Ctf Partn .........         5.300     04/15/23       2,105,900
        550   Lexington, VA Indl Dev Auth
                 Residential Care Fac Rev Mtg
                 Kendal at Lexington Ser A .......         5.500     01/01/37         498,493
      1,465   Richmond, VA Indl Dev Auth Govt
                 Fac Rev Bd (AMBAC Insd) .........         5.000     07/15/17       1,629,109
      1,520   Tobacco Settlement Fin Corp VA .....         5.500     06/01/26       1,717,980
      1,660   Tobacco Settlement Fin Corp VA
                 (Prerefunded @ 6/01/15) .........         5.625     06/01/37       1,937,369
      3,155   Virginia St Hsg Auth Dev Auth
                 Rental Hsg Ser D (AMT) (a) ......         4.500     07/01/29       2,928,512
      5,950   Virginia St Hsg Dev Auth Comwlth
                 Mtg Ser B (AMT) (a) .............         4.850     01/01/36       5,624,518
      3,645   Virigina St Hsg Auth Dev Auth
                 Rental Hsg Ser D (AMT) (a) ......         4.600     07/01/33       3,389,199
      2,000   White Oak Vlg Shops VA Cmnty
                 Dev Auth Spl Assmt Rev
                 Special Assmt ...................         5.300     03/01/17       1,970,900
                                                                                -------------
                                                                                   21,801,980
                                                                                -------------
              WASHINGTON 4.2%
      5,000   Clark Cnty, WA Sch Dist 114
                 (FSA Insd) ......................         5.250     06/01/19       5,469,150

      1,500   Kalispel Tribe Indians Priority
                 Dist WA Rev .....................         6.625     01/01/28       1,494,135
        700   Quinault Indian Nation, WA
                 Quinault Beach Impt & Rfdg Ser
                 A (ACA Insd) ....................         5.800     12/01/15         700,476
      3,000   Spokane, WA Pub Fac Dist Hotel
                 Motel & Sales Use Tax (MBIA
                 Insd) ...........................         5.250     09/01/33       3,124,260
      9,855   Washington St Mtr Veh Fuel Tax
                 2007 B (FSA Insd) (f) ...........         5.000     07/01/27      10,341,049
      4,000   Washington St Pub Pwr Supply
                 Rfdg Ser A (FGIC Insd) (f) ......         7.000     07/01/08       4,079,840
                                                                                -------------
                                                                                   25,208,910
                                                                                -------------
              WEST VIRGINIA 1.0%
      2,500   Harrison Cnty, WV Cnty Commn
                 Solid Waste Disp Rev Rfdg
                 Allegheny Energy Ser D (AMT) ....         5.500     10/15/37       2,476,300
      3,750   West Virginia Univ Rev Impt Univ
                 Proj Ser C (FGIC Insd) ..........         5.000     10/01/34       3,791,063
                                                                                -------------
                                                                                    6,267,363
                                                                                -------------
              WISCONSIN 2.2%
     10,000   Wisconsin Hsg & Econ Dev Auth
                 Home Ownership Rev Ser A
                 (AMT) (a) .......................         4.750     09/01/33       9,387,150
        890   Wisconsin St Hlth & Ed Fac Auth
                 Rev Bellin Mem Hosp (AMBAC
                 Insd) ...........................         6.625     02/15/08         891,468
      2,675   Wisconsin St Hlth & Ed Fac FH
                 Hlthcare Dev Inc Proj
                 (Prerefunded @ 11/15/09) ........         6.250     11/15/28       2,890,632
                                                                                -------------
                                                                                   13,169,250
                                                                                -------------
              WYOMING 0.4%
      2,790   Sweetwater Cnty, WY Solid
                 Waste Disp Rev FMC Corp Proj
                 Rfdg (AMT) ......................         5.600     12/01/35       2,667,575
                                                                                -------------
              PUERTO RICO 4.9%
     21,000   Puerto Rico Comwlth Hwy & Tran
                 Auth Hwy Rev Rfdg Ser Y (FSA
                 Insd) (i) .......................         6.250     07/01/21      25,549,860

      4,000   Puerto Rico Pub Bldgs Auth Gtd
                 Pub Ed & Hlth Fac Rfdg Ser M
                 (MBIA Insd) .....................         5.600     07/01/08       4,053,720
                                                                                -------------
                                                                                   29,603,580
                                                                                -------------
TOTAL LONG-TERM INVESTMENTS 202.8%
  (Cost $1,190,726,315) ..........................                              1,213,821,502
TOTAL SHORT-TERM INVESTMENTS 0.5%
  (Cost $3,200,000) ..............................                                  3,200,000
                                                                                -------------
TOTAL INVESTMENTS  203.3%
  (Cost $1,193,926,315) ..........................                              1,217,021,502
  LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS
     RELATED TO SECURITIES HELD (35.7%)
     (Cost ($213,493,000))
     (213,493) Notes with interest rates
                  ranging from 2.25%
                  to 4.78% at January 31, 2008
                  and contractual maturities
                  of collateral ranging from
                  2021 to 2047 (j) ...............                               (213,493,000)
                                                                                -------------
TOTAL NET INVESTMENT 167.6%
   (Cost $980,433,315) ...........................                              1,003,528,502
OTHER ASSETS IN EXCESS OF LIABILITIES 2.6% .......                                 15,449,452
PREFERRED SHARES (INCLUDING ACCRUED
   DISTRIBUTIONS)(70.2%) .........................                               (420,303,730)
                                                                                -------------
NET ASSETS APPLICABLE TO COMMON SHARES 100.0% ....                              $ 598,674,224
                                                                                -------------

Percentages are calculated as a percentage of net assets applicable to common shares.

*    Zero coupon bond

(a)  Underlying security related to Inverse Floaters entered into by the Trust.

(b)  Escrowed to Maturity

(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(d)  Variable Rate Coupon

(e) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f)  The Trust owns 100% of the outstanding bond issuance.

(g) Securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.3% of net assets applicable to common shares.

(h)  Security purchased on a when-issued or delayed delivery basis.

(i) All or a portion of this security has been physically segregated in connection with open futures contracts.

(j) Floating rate notes. The interest rate shown reflects the rates in effect at January 31, 2008.

ACA - American Capital Access
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
Connie Lee - Connie Lee Insurance Co.
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corp.
MBIA-IBC - MBIA Insured Bond Certificates
PSF - Public School Fund
Radian - Radian Asset Assurance
XLCA - XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF JANUARY 31, 2008:

                                                                 UNREALIZED
                                                                APPRECIATION/
                                                   CONTRACTS   DEPRECIATION
                                                   ---------   --------------
SHORT CONTRACTS:
U.S. Treasury Bonds Futures, March 2008
   (Current Notional Value of $119,313 per
   contract) ...................................         810    $(2,127,112)
                                                   =========    ===========

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Advantage Municipal Income Trust II

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 20, 2008

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: March 20, 2008